Consolidated Balance Sheet - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Assets
Cash and balances with central banks	[1]	SFr 87,775.0		SFr 107,767.0
Due from banks	[1]	13,739.0		13,156.0
Cash collateral on securities borrowed	[1]	12,393.0		15,111.0
Reverse repurchase agreements	[1]	77,240.0		66,246.0
Trading portfolio assets		130,707.0		96,575.0
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363.0		30,260.0
Positive replacement values	[1],[2],[3],[4]	118,227.0		158,411.0
Cash collateral receivables on derivative instruments	[1]	23,434.0		26,664.0
Loans	[1],[5]	319,568.0		306,325.0
Financial assets designated at fair value	[1]	58,933.0		65,353.0
Financial assets available for sale	[1],[6]	8,665.0		15,676.0
Financial assets held to maturity	[1]	9,166.0		9,289.0
Investments in associates		1,018.0		963.0
Property, equipment and software	[7],[8]	8,829.0		8,331.0
Goodwill and intangible assets		6,398.0		6,556.0
Deferred tax assets		9,844.0		13,155.0
Other assets		29,706.0		25,436.0
Total assets		915,642.0		935,016.0
Liabilities
Due to banks		7,533.0	[9],[10]	10,645.0
Cash collateral on securities lent		1,789.0	[9],[10]	2,818.0
Repurchase agreements		15,255.0	[9],[10]	6,612.0
Trading portfolio liabilities		30,463.0	[9],[10],[11],[12]	22,824.0
Negative replacement values	[2],[4],[13]	116,133.0	[9],[10],[11]	153,810.0
Cash collateral payables on derivative instruments		30,247.0	[9],[10]	35,472.0
Due to customers		408,999.0	[9],[10]	423,672.0
Financial liabilities designated at fair value		54,202.0		55,017.0
Debt issued	[14]	139,551.0		103,649.0
Provisions		3,133.0		4,174.0
Other liabilities		57,064.0		62,020.0
Total liabilities		864,371.0		880,714.0
Equity
Share capital		385.0		385.0
Share premium		25,942.0		28,254.0
Treasury shares		(2,133.0)		(2,249.0)
Retained earnings		32,752.0		31,725.0
Other comprehensive income recognized directly in equity, net of tax		(5,732.0)		(4,494.0)
Equity attributable to shareholders		51,214.0		53,621.0
Equity attributable to non-controlling interests		57.0		682.0
Total equity		51,271.0		54,302.0
Total liabilities and equity		915,642.0		935,016.0
UBS AG
Assets
Cash and balances with central banks	[1]	87,775.0		107,767.0
Due from banks	[1]	13,693.0		13,125.0
Cash collateral on securities borrowed	[1]	12,393.0		15,111.0
Reverse repurchase agreements	[1]	77,240.0		66,246.0
Trading portfolio assets		130,807.0		96,661.0
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363.0		30,260.0
Positive replacement values	[1],[2],[3],[4]	118,229.0		158,411.0
Cash collateral receivables on derivative instruments	[1]	23,434.0		26,664.0
Loans	[1],[5]	321,718.0		307,004.0
Financial assets designated at fair value	[1]	58,556.0		65,024.0
Financial assets available for sale	[1],[6]	8,665.0		15,676.0
Financial assets held to maturity	[1]	9,166.0		9,289.0
Investments in associates		1,018.0		963.0
Property, equipment and software	[7],[15]	7,985.0		8,297.0
Goodwill and intangible assets		6,398.0		6,556.0
Deferred tax assets		9,783.0		13,144.0
Other assets		29,505.0		25,412.0
Total assets		916,363.0		935,353.0
Liabilities
Due to banks		7,533.0	[9],[10]	10,645.0
Cash collateral on securities lent		1,789.0	[9],[10]	2,818.0
Repurchase agreements		15,255.0	[9],[10]	6,612.0
Trading portfolio liabilities		30,463.0	[9],[10],[11],[12]	22,825.0
Negative replacement values	[2],[4],[13]	116,134.0	[9],[10],[11]	153,810.0
Cash collateral payables on derivative instruments		30,247.0	[9],[10]	35,472.0
Due to customers		447,141.0	[9],[10]	450,199.0
Financial liabilities designated at fair value		54,202.0		55,017.0
Debt issued	[14]	104,749.0		78,998.0
Provisions		3,084.0		4,169.0
Other liabilities		54,990.0		60,443.0
Total liabilities		865,588.0		881,009.0
Equity
Share capital		386.0		386.0
Share premium		26,966.0		29,505.0
Retained earnings		29,102.0		28,265.0
Other comprehensive income recognized directly in equity, net of tax		(5,736.0)		(4,494.0)
Equity attributable to shareholders		50,718.0		53,662.0
Equity attributable to preferred noteholders		0.0		642.0
Equity attributable to non-controlling interests		57.0		40.0
Total equity		50,775.0		54,343.0
Total liabilities and equity		SFr 916,363.0		SFr 935,353.0

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[3]	PRV: Positive replacement value.
[4]	Refer to Note 24 for more information on netting arrangements.
[5]	Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.
[6]	Refer to Note 22c for more information on product type and fair value hierarchy categorization.
[7]	As of 31 December 2017, contractual commitments to purchase property in the future amounted to approximately CHF 0.3 billion (31 December 2016: approximately CHF 0.3 billion).
[8]	Includes CHF 28 million related to leased assets, mainly IT hardware and communication.
[9]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[10]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.
[11]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[12]
Contractual maturities of trading portfolio liabilities are: CHF 29.5 billion due within one month (2016: CHF 21.8 billion), CHF 0.8 billion due between one month and one year (2016: CHF 1.0 billion) and CHF 0.1 billion due between 1 and 5 years (2016: CHF 0.1 billion).

[13]	NRV: Negative replacement value.
[14]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[15]	Includes CHF 22 million related to leased assets, mainly IT hardware and communication.